Schedule of Detailed Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans Schedule Of Detailed Short-term Bank Debt 1	$ 17,456,207
Bank Loans Schedule Of Detailed Short-term Bank Debt 2	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 3	6,348,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 4	6,390,440
Bank Loans Schedule Of Detailed Short-term Bank Debt 5	5,014,920
Bank Loans Schedule Of Detailed Short-term Bank Debt 6	2,990,600
Bank Loans Schedule Of Detailed Short-term Bank Debt 7	4,730,963
Bank Loans Schedule Of Detailed Short-term Bank Debt 8	4,372,404
Bank Loans Schedule Of Detailed Short-term Bank Debt 9	4,126,200
Bank Loans Schedule Of Detailed Short-term Bank Debt 10	4,092,400
Bank Loans Schedule Of Detailed Short-term Bank Debt 11	3,332,700
Bank Loans Schedule Of Detailed Short-term Bank Debt 12	14,260,441
Bank Loans Schedule Of Detailed Short-term Bank Debt 13	2,642,114
Bank Loans Schedule Of Detailed Short-term Bank Debt 14	2,623,691
Bank Loans Schedule Of Detailed Short-term Bank Debt 15	2,380,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 16	2,361,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 17	942,660
Bank Loans Schedule Of Detailed Short-term Bank Debt 18	1,030,028
Bank Loans Schedule Of Detailed Short-term Bank Debt 19	793,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 20	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 21	581,568
Bank Loans Schedule Of Detailed Short-term Bank Debt 22	1,056,182
Bank Loans Schedule Of Detailed Short-term Bank Debt 23	365,010
Bank Loans Schedule Of Detailed Short-term Bank Debt 24	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 25	48,714,342
Bank Loans Schedule Of Detailed Short-term Bank Debt 26	$ 39,177,186